Share-based Compensation - Future Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
2024		$ 6,248
2024	$ 4,578	2,949
2025	1,398	1,565
2026	392	29
2027	14	0
2028	0
Total	6,382	10,792
BMP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
2024		1,401
2024	2,075	662
2025	662	242
2026	242	14
2027	14	0
2028	0
Total	$ 2,993	2,319
Weighted-average period to be recognized	1 year 7 months 9 days
REU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
2024		3,733
2024	$ 2,503	2,269
2025	736	1,320
2026	150	16
2027	0	0
2028	0
Total	$ 3,389	7,337
Weighted-average period to be recognized	1 year 5 months 15 days
Preferred
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
2024		572
2024		0
2025		0
2026		0
2027		0
Total		572
Commissions
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
2024		543
2024		18
2025		3
2026		0
2027		0
Total		$ 564